CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Statement of changes in equity [abstract]
Total comprehensive income attributable to owners of the parent	£ 3,497	£ 1,849
Equity attributable to owners of parent	46,717	45,716
Share buyback closed period accrual	£ 622	£ 630